UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund:  BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$3,605	$4,062,042
City of Birmingham Albama, GO, Convertible CAB, Series A1, 0.00%, 3/01/45 (b)	2,920	3,114,180

		7,176,222
Alaska — 1.5%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	3,062,457
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center, 6.00%, 9/01/19 (AGC) (a):	10,150	11,546,742

		14,609,199
Arizona — 1.2%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	120	123,058
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A (c):
3.25%, 1/01/37	2,630	2,509,861
5.00%, 1/01/38	2,080	2,426,923
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	3,500	3,658,165
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,075	3,391,879

		12,109,886
California — 13.1%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.40%, 10/01/17 (a)(b)	10,000	10,425,800
Alameda County Joint Powers Authority, Refunding RB, 5.00%, 12/01/17 (a)	6,990	7,292,457
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,723,259

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB (continued):
Sutter Health, Series B, 5.88%, 8/15/31	$3,200	$3,734,304
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	2,965	3,407,674
California State University, RB, Systemwide, Series A, 5.50%, 5/01/19 (a)	1,525	1,697,234
California State University, Refunding RB, Series A:
5.00%, 5/01/17 (a)	1,510	1,542,510
Systemwide (AGM), 5.00%, 5/01/17 (a)	970	990,933
Systemwide (AGM), 5.00%, 11/01/37	1,065	1,086,662
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	4,030	4,583,319
St. Joseph Health System, Series E (AGM), 5.25%, 7/01/18 (a)	4,000	4,292,680
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	2,007,768
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	11,965	12,138,971
Series A-1, 5.75%, 3/01/34	2,300	2,680,535
County of Sacramento California, ARB, Senior Series A, 5.00%, 7/01/41	10,000	10,607,900
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	1,830	2,194,957
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/34 (d)	5,000	1,862,150
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (d)	5,110	3,199,320
Long Beach Unified School District, GO, CAB, Election of 2008, Series B, 0.00%, 8/01/34 (d)	5,000	2,768,900

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	DFA	Development Finance Agency	ISD	Independent School District
AGM	Assured Guaranty Municipal Corp.	EDA	Economic Development Authority	LRB	Lease Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	ERB	Education Revenue Bonds	M/F	Multi-Family
AMT	Alternative Minimum Tax (subject to)	GAB	Grant Anticipation Bonds	NPFGC	National Public Finance Guarantee Corp.
ARB	Airport Revenue Bonds	GARB	General Airport Revenue Bonds	PSF-GTD	Permanent School Fund Guaranteed
BAM	Build America Mutual Assurance Co.	GO	General Obligation Bonds	RB	Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	HDA	Housing Development Authority	S/F	Single-Family
CAB	Capital Appreciation Bonds	HFA	Housing Finance Agency
COP	Certificates of Participation	IDA	Industrial Development Authority

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	$1,200	$1,238,892
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	3,975	3,279,971
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (d)	7,620	3,324,606
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,669,000
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B (d):
0.00%, 8/01/35	7,820	4,065,071
0.00%, 8/01/36	10,000	4,981,200
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C (d):
0.00%, 8/01/37	8,000	3,910,080
0.00%, 8/01/38	12,940	6,096,940
San Diego California Unified School District, GO, CAB, Election of 2008, Series G (d):
0.00%, 7/01/34	1,860	860,529
0.00%, 7/01/35	1,970	857,738
0.00%, 7/01/36	2,960	1,212,949
0.00%, 7/01/37	1,975	758,716
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (d)	3,485	2,187,709
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	1,800	2,075,850
5.00%, 8/01/38	1,600	1,842,032
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/41	2,700	3,108,024
5.00%, 10/01/41	2,555	2,947,525
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,039
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	5,040	5,940,194

Municipal Bonds	Par (000)	Value
California (continued)
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (d)	$6,545	$3,279,830
West Valley-Mission Community College District, GO, 5.00%, 8/01/30	575	577,053

		133,461,281
Colorado — 0.8%
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36 (c)	1,500	1,685,370
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	5,655	6,419,952

		8,105,322
Florida — 12.7%
City of Tallahassee Florida Energy System Revenue, RB (NPFGC), 5.00%, 10/01/32	3,300	3,420,351
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	4,535	5,130,763
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (a)	13,100	14,044,903
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	2,250	2,435,557
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,750	1,978,620
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	3,000,218
5.38%, 10/01/32	3,440	3,931,232
County of Miami-Dade Florida, GO, Building Better Communities Program (a):
Series B, 6.38%, 7/01/18	6,000	6,546,300
Series B-1, 5.75%, 7/01/18	3,700	3,998,701
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	5,695	6,921,418
Series B, AMT, 6.00%, 10/01/30	1,820	2,221,292
Series B, AMT, 6.25%, 10/01/38	1,165	1,437,552
Series B, AMT, 6.00%, 10/01/42	1,865	2,226,213

2	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series C (BHAC), 6.00%, 10/01/18 (a)	$20,095	$22,037,986
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	530	602,992
Miami International Airport, Series A (AGM), 5.50%, 10/01/18 (a)	19,020	20,659,714
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	14,360	16,620,695
County of Miami-Dade Florida Transit System, RB, Surtax (AGM), 5.00%, 7/01/35	2,800	2,967,832
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21 (a)	50	58,927
5.00%, 10/01/31	3,050	3,535,285
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,611,682

		129,388,233
Georgia — 2.1%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	6,450	6,761,535
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,405	1,689,484
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, 3rd Indenture, Series B, 5.00%, 7/01/17 (a)	10,000	10,284,700
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	395	450,553

Municipal Bonds	Par (000)	Value
Georgia (continued)
Private Colleges & Universities Authority, RB, Savannah College of Art & Design (continued):
5.00%, 4/01/44	$1,775	$1,991,887

		21,178,159
Hawaii — 0.4%
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 8/01/27	2,000	2,315,340
5.00%, 8/01/28	1,775	2,034,931

		4,350,271
Illinois — 17.4%
City of Chicago Illinois, GO, Refunding, Series A:
5.00%, 1/01/35	7,280	7,393,423
Project, 5.25%, 1/01/33	2,340	2,436,174
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	3,175	3,275,997
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT, Series B, 5.00%, 1/01/31	2,425	2,681,104
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	2,715	2,823,736
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	3,500	3,511,270
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	3,035	3,402,903
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.75%, 1/01/39	9,000	10,381,500
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,793,048
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	3,250	3,595,865
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	615	672,189
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	8,700	10,070,424

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	$5,250	$5,932,815
Silver Cross Hospital and Medical Centers, 4.13%, 8/15/37	1,965	2,044,307
Silver Cross Hospital and Medical Centers, 5.00%, 8/15/44	985	1,094,325
Illinois Municipal Electric Agency, RB, Series A (NPFGC) (a):
5.00%, 2/01/17	17,935	18,127,443
5.25%, 2/01/17	15,000	15,170,400
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (d):
0.00%, 12/15/26	8,500	5,722,200
0.01%, 6/15/32	14,000	7,071,540
0.00%, 12/15/33	20,000	9,429,200
0.00%, 12/15/34	41,880	18,896,675
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (d)	9,430	2,728,853
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	1,996,225
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	720	815,148
State of Illinois, GO:
5.25%, 7/01/29	3,160	3,452,742
5.25%, 2/01/33	5,860	6,316,670
5.50%, 7/01/33	2,235	2,454,030
5.25%, 2/01/34	5,360	5,777,705
5.50%, 7/01/38	1,200	1,311,696
5.00%, 2/01/39	7,500	7,762,125
State of Illinois Toll Highway Authority, RB, Series B, 5.50%, 1/01/18 (a)	4,000	4,217,360
State of lllinois Toll Highway Authority, RB, Series B (BHAC), 5.50%, 1/01/18 (a)	2,000	2,108,680

Municipal Bonds	Par (000)	Value
Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	$2,580	$2,878,970

		177,346,742
Indiana — 2.7%
City of Indianapolis Indiana, Refunding RB, Series B (AGC), 5.25%, 8/15/27	5,000	5,338,350
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,900	3,377,630
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	1,400	1,539,566
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	2,425	2,689,689
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	5,000	5,535,600
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,900	3,193,828
(AGC), 5.25%, 1/01/29	1,350	1,469,002
(AGC), 5.50%, 1/01/38	4,250	4,664,630

		27,808,295
Iowa — 2.6%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/19 (a)	12,650	14,238,207
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	2,805	3,020,985
5.70%, 12/01/27	2,800	2,998,100
5.75%, 12/01/28	1,480	1,583,911
5.80%, 12/01/29	1,890	2,018,804
5.85%, 12/01/30	1,965	2,100,487

		25,960,494
Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,000	1,129,760

4	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/39 (b)	$8,225	$6,977,021
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC):
5.25%, 2/01/19 (a)	3,545	3,877,238
5.25%, 2/01/28	455	493,843

		12,477,862
Louisiana — 1.4%
City of New Orleans Louisiana Aviation Board, RB, AMT:
Series A (AGM), 5.25%, 1/01/32	6,405	6,653,514
Series B, 5.00%, 1/01/40	4,825	5,426,195
Louisiana Public Facilities Authority, RB, Provident Group-Flagship Properties LLC, Series A, 5.00%, 7/01/56	2,215	2,455,903

		14,535,612
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/46	2,945	3,233,522
Massachusetts — 1.1%
Massachusetts DFA, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	1,045	1,179,094
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	3,150	3,349,301
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	2,555	2,729,430
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	3,495	4,062,518

		11,320,343
Michigan — 7.4%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,075	1,187,122
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	3,185	3,727,278

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	$2,505	$2,263,042
Trinity Health Credit Group, 5.00%, 12/01/21 (a)	60	71,194
Trinity Health Credit Group, 5.00%, 12/01/39	16,040	18,522,511
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,330	1,501,078
State of Michigan, RB, GAB (AGM) (a):
5.25%, 9/15/17	10,000	10,387,900
5.25%, 9/15/17	6,650	6,907,953
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/18 (a)	1,130	1,246,887
Series I, 6.25%, 10/15/18 (a)	1,890	2,085,502
Series I, 6.25%, 10/15/38	105	115,156
Series I (AGC), 5.25%, 10/15/24	1,750	1,946,350
Series I (AGC), 5.25%, 10/15/25	3,250	3,610,652
Series I-A, 5.38%, 10/15/36	2,075	2,385,690
Series I-A, 5.38%, 10/15/41	1,900	2,181,599
Series II-A (AGM), 5.25%, 10/15/36	8,040	9,217,136
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	1,515	1,608,718
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,390,350
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	1,080	1,227,874

		75,583,992
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	845	939,750

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Minnesota (continued)
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC) (continued):
6.50%, 11/15/38	$4,655	$5,116,916

		6,056,666
Nebraska — 0.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	6,825	7,770,058
Nevada — 1.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	2,250	2,518,807
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	2,000	2,209,460
(AGM), 5.25%, 7/01/39	5,170	5,714,815

		10,443,082
New Jersey — 8.7%
New Jersey EDA, RB:
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	1,930	2,195,298
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	4,920	5,590,153
Series WW, 5.25%, 6/15/33	445	500,047
Series WW, 5.00%, 6/15/34	570	625,136
Series WW, 5.00%, 6/15/36	2,635	2,877,657
Series WW, 5.25%, 6/15/40	1,025	1,139,728
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 9/01/24	6,325	7,357,303
Series N-1 (NPFGC), 5.50%, 9/01/28	1,685	2,081,666
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	1,005	1,126,002
5.50%, 12/01/26	1,450	1,621,318
5.75%, 12/01/28	160	178,757
5.88%, 12/01/33	6,895	7,688,683
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	2,645	2,761,354

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (d)	$18,525	$7,705,844
CAB, Transportation System, Series C (AGC) (AMBAC), 0.00%, 12/15/25 (d)	8,550	6,304,513
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/28 (c)	4,205	4,707,287
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/29 (c)	2,145	2,393,992
Transportation Program, Series AA, 5.25%, 6/15/33	4,150	4,606,874
Transportation Program, Series AA, 5.00%, 6/15/38	4,990	5,393,142
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	4,000	4,918,280
Transportation System, Series AA, 5.50%, 6/15/39	5,625	6,312,881
Transportation System, Series B, 5.50%, 6/15/31	1,000	1,121,800
Transportation System, Series B, 5.00%, 6/15/42	6,500	6,906,835
Transportation System, Series D, 5.00%, 6/15/32	1,825	2,006,186

		88,120,736
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	1,040	1,205,058
New York — 3.5%
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	7,971,012
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	4,925,427
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,920	2,243,309
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	6,700	7,570,531

6	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 7/01/46	$8,300	$9,047,083
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,560,408

		35,317,770
Ohio — 2.2%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	3,000	3,660,090
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	11,135	12,903,015
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	1,950	2,304,997
5.25%, 2/15/33	2,730	3,216,459

		22,084,561
Pennsylvania — 4.7%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	3,305	3,696,444
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Finco LP, AMT:
5.00%, 12/31/34	7,115	7,995,979
5.00%, 12/31/38	5,850	6,528,541
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	9,075	10,483,440
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	1,775	2,050,143
Series A-1, 5.00%, 12/01/46	3,240	3,706,463
Series C, 5.50%, 12/01/33	1,565	1,881,521
Sub-Series C (AGC), 6.25%, 6/01/18 (a)	5,695	6,178,506
Subordinate, Special Motor License Fund, 6.00%, 12/01/20 (a)	2,575	3,073,443
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	2,165	2,465,870

		48,060,350

Municipal Bonds	Par (000)	Value
Rhode Island — 1.2%
Rhode Island Commerce Corp., RB, Airport Corporation:
5.00%, 7/01/41	$295	$338,046
5.00%, 7/01/46	325	370,685
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	3,000	3,107,970
5.00%, 6/01/50	7,465	7,749,566

		11,566,267
South Carolina — 3.7%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	3,600	4,321,404
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	6,530	7,403,780
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	11,450	13,488,787
Series E, 5.50%, 12/01/53	2,025	2,372,652
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	5,870	6,780,026
Series E, 5.25%, 12/01/55	2,985	3,518,061

		37,884,710
Texas — 17.1%
Central Texas Turnpike System, Refunding RB, CAB, Series B, 0.00%, 8/15/37 (d)	5,065	2,233,108
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien:
Series A (AGC), 5.38%, 5/15/19 (a)	3,460	3,841,084
Series A (AGC), 6.00%, 5/15/19 (a)	5,400	6,079,212
Series A (AGC), 6.00%, 11/15/35	300	338,160
Series A (AGC), 5.38%, 11/15/38	190	208,574
Series A (AGM), 5.00%, 11/15/17 (a)	10,000	10,435,200
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	1,450	1,681,232
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (d)	5,810	2,686,021

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB:
Cook Children’s Medical Center, 5.25%, 12/01/39	$2,095	$2,432,882
Texas Health Resources System, Series A, 5.00%, 2/15/41 (c)	9,835	11,440,367
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/18 (a)	10,000	10,707,600
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	10,980	12,229,853
Dallas-Fort Worth International Airport, Refunding ARB, Series F:
5.25%, 11/01/33	2,745	3,271,683
5.00%, 11/01/35	5,000	5,551,100
Grand Prairie ISD, GO, Refunding, CAB, 0.00%, 8/15/18 (a)(d)	10,000	5,026,900
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/17 (a)	10,000	10,107,300
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (d)	9,685	4,065,666
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/43 (d)	25,000	6,904,000
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 1/01/19 (a)	5,100	5,648,607
1st Tier System, Series A, 5.13%, 1/01/28	2,460	2,559,482
1st Tier System, Series A (NPFGC), 5.13%, 1/01/18 (a)	17,540	18,410,510
1st Tier System, Series A (NPFGC), 6.00%, 1/01/28	1,175	1,295,778
1st Tier System, Series S, 5.75%, 1/01/18 (a)	8,540	9,025,670
1st Tier System, Series SE, 5.75%, 1/01/40	1,460	1,535,832
Series B, 5.00%, 1/01/40	3,420	3,914,122
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (d):
0.00%, 9/15/35	680	299,010
0.00%, 9/15/36	12,195	5,057,266
0.00%, 9/15/37	8,730	3,407,843

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	$3,930	$4,380,457
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,665	1,865,749
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group:
5.00%, 12/31/45	2,330	2,585,531
5.00%, 12/31/50	1,300	1,432,964
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	11,345	12,844,696

		173,503,459
Utah — 1.8%
Utah Transit Authority, Refunding RB, CAB (d):
Sub-Series A (AGC), 0.00%, 6/15/20	10,000	8,645,400
Sub-Series A (NPFGC), 0.00%, 6/15/24	13,930	9,864,947

		18,510,347
Washington — 1.3%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	2,830	3,211,201
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	1,000	1,104,390
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	2,995,184
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	5,883,624

		13,194,399
Wisconsin — 0.5%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 3/01/46	875	1,007,274

8	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$3,745	$4,151,969

		5,159,243
Total Municipal Bonds — 113.8%		1,157,522,141

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 1.1%
Arizona School Facilities Board, COP (AGC), 5.13%, 9/01/18 (a)(f)	10,000	10,774,600
California — 6.7%
California State University, RB, Systemwide, Series A (AGM):
5.00%, 5/01/18 (a)(f)	7,793	8,275,614
5.00%, 11/01/33	204	216,550
California State University, Refunding RB, Systemwide, Series A (AGM):
5.00%, 5/01/17 (a)	5,040	5,146,749
5.00%, 5/01/17 (a)	7,840	8,006,054
5.00%, 11/01/37	5,555	5,672,657
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	21,378,400
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	1,554	1,651,638
5.00%, 5/01/18	7,816	8,303,987
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	5,248	5,960,855
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	1,047	1,168,879
University of California, RB, Series O, 5.75%, 5/15/19 (a)	2,206	2,469,708

		68,251,091
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	2,469	2,721,026

Municipal Bonds Transferred to	Par (000)	Value
Tender Option Bond Trusts (e)
Connecticut — 0.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	$5,019	$5,146,067
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,932	4,550,321

		9,696,388
District of Columbia — 2.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	2,594	2,940,980
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(f)	4,277	4,691,879
Metropolitan Washington Airports Authority, RB, Series B, AMT, 5.00%, 10/01/32	10,000	10,354,400
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	6,880	7,877,394

		25,864,653
Florida — 5.0%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	8,760	10,199,005
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/16	5,400	5,409,558
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,840	5,552,497
County of Miami-Dade Florida Water & Sewer System (AGC), 5.00%, 10/01/39	11,702	13,162,134
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	12,013	13,473,924
State of Florida Board of Education, GO, Refunding, Series C, 5.00%, 6/01/18 (f)	3,299	3,413,768

		51,210,886
Illinois — 3.4%
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42 (f)	719	762,934
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (a)(f)	3,499	3,882,109

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Illinois (continued)
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	$10,000	$10,886,400
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	7,621	8,801,758
Senior, Series B, 5.00%, 1/01/40	2,939	3,381,428
Series A, 5.00%, 1/01/38	5,836	6,660,876

		34,375,505
Kentucky — 0.6%
Kentucky State Property & Building Commision, Refunding RB, Project No. 93 (AGC):
5.25%, 2/01/19 (a)	5,304	5,763,138
5.25%, 2/01/27	681	739,698

		6,502,836
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	4,204	4,876,127
Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	5,591	6,270,532
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,410	2,779,911

		9,050,443
Nevada — 1.7%
County of Clark Nevada Water Reclamation District, GO, Series B (a):
Limited Tax, 5.75%, 7/01/19	4,813	5,410,673
5.50%, 7/01/19	510	569,769
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	9,840	11,548,913

		17,529,355
New Jersey — 2.1%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	2,320	2,765,625

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey (continued)
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	$10,000	$12,748,700
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	4,961	5,437,156

		20,951,481
New York — 7.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD:
5.00%, 6/15/18 (a)	2,586	2,750,665
5.00%, 6/15/37	14,981	15,935,917
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	15,521	17,978,023
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	4,740	5,640,932
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	9,850	11,851,225
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	4,280	5,145,481
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	14,280	16,479,548
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	4,500	4,875,750

		80,657,541
North Carolina — 0.5%
North Carolina HFA, RB, S/F Housing, Series 31-A, AMT, 5.25%, 7/01/38	4,610	4,657,621
Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/18 (a)	4,990	5,295,638

10	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	$1,520	$1,657,286

		6,952,924
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, RB, Westmoreland County, Pennsyllvania (BAM), 5.00%, 8/15/42	2,560	2,931,584
South Carolina — 1.2%
State of South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/56	10,740	12,235,652
Texas — 4.6%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	1,799	2,043,783
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (f)	8,868	9,948,144
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/18 (a)	12,953	13,645,454
Houston ISD, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/17 (a)	10,000	10,124,100
Texas State University Systems, Refunding RB, 5.25%, 3/15/18 (a)	10,000	10,603,100

		46,364,581
Virginia — 0.4%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	3,944	4,193,724
Washington — 2.7%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	16,770	17,726,561

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$8,205	$10,212,189

		27,938,750
Wisconsin — 2.7%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,780	16,480,883
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	2,490	2,766,639
Series C, 5.25%, 4/01/39 (f)	7,459	7,989,350

		27,236,872
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.7%		474,973,640
Total Long-Term Investments (Cost — $1,495,729,206) — 160.5%		1,632,495,781

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (g)(h)	5,119,829	5,120,341
Total Short-Term Securities (Cost — $5,119,830) — 0.5%		5,120,341
Total Investments (Cost — $1,500,849,036*) — 161.0%		1,637,616,122
Liabilities Less Other Assets — (0.0)%		(471,442)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.0)%		(263,986,738)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (35.0)%		(355,907,951)

Net Assets Applicable to Common Shares — 100.0%		$1,017,249,991

* As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$1,241,280,757

Gross unrealized appreciation		$138,436,984
Gross unrealized depreciation		(5,609,771)

Net unrealized appreciation		$132,827,213

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2016	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	When-issued security.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 16, 2016 to December 1, 2029, is $34,531,349.

(g)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,108,362	11,467	$5,119,829	$5,120,341	$9,567

(h)	Current yield as of period end.

12	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(160)	10-Year U.S. Treasury Note	December 2016	$20,740,000	$260,518
(195)	Long U.S. Treasury Bond	December 2016	$31,730,156	1,261,875
(33)	Ultra U.S. Treasury Bond	December 2016	$5,805,938	323,520
Total				$1,845,913

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,632,495,781	—	$1,632,495,781
Short-Term Securities	$5,120,341	—	—	5,120,341
Total	$5,120,341	$1,632,495,781	—	$1,637,616,122

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,845,913	—	—	$1,845,913
[1] See above Schedule of Investments for values in each state or political sub-division.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2016	13

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$1,099,600	—	—	$1,099,600
Liabilities:
Bank overdraft	—	$(1,400)	—	(1,400)
TOB Trust Certificates	—	(263,508,152)	—	(263,508,152)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

Total	$1,099,600	$(619,909,552)	—	$(618,809,952)

Duringthe period ended October 31, 2016, there were no transfers between levels.

14	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 20, 2016